Investment Objectives and Goals - Buffered Bulldog ETF by C.J. Lawrence, a division of Apollon	Oct. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	BUFFERED BULLDOG ETF by C.J. Lawrence, a division of Apollon (Buffered Bulldog ETF) - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Buffered Bulldog ETF seeks capital appreciation.